Portfolio of Investments
Columbia Select Mid Cap Value Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 9.7%
Hotels, Restaurants & Leisure 2.4%
Hyatt Hotels Corp., Class A	341,175	18,795,330
Penn National Gaming, Inc.(a)	350,000	11,483,500
Total		30,278,830
Household Durables 1.6%
D.R. Horton, Inc.	360,000	19,908,000
Multiline Retail 2.4%
Dollar Tree, Inc.(a)	307,925	30,136,620
Specialty Retail 3.3%
Burlington Stores, Inc.(a)	106,200	22,266,954
O’Reilly Automotive, Inc.(a)	46,175	19,266,057
Total		41,533,011
Total Consumer Discretionary		121,856,461
Consumer Staples 6.2%
Food & Staples Retailing 3.9%
Kroger Co. (The)	954,685	31,141,825
U.S. Foods Holding Corp.(a)	954,865	18,276,116
Total		49,417,941
Food Products 2.3%
Tyson Foods, Inc., Class A	476,525	29,277,696
Total Consumer Staples		78,695,637
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Marathon Petroleum Corp.	504,850	17,740,429
Noble Energy, Inc.	1,323,140	11,551,012
WPX Energy, Inc.(a)	2,076,635	11,774,521
Total		41,065,962
Total Energy		41,065,962
Financials 16.7%
Banks 5.9%
Popular, Inc.	633,310	25,009,412
Regions Financial Corp.	2,417,840	27,345,770
SVB Financial Group(a)	101,450	21,786,388
Total		74,141,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.8%
Northern Trust Corp.	280,300	22,146,503
Consumer Finance 1.7%
Discover Financial Services	451,000	21,427,010
Diversified Financial Services 2.2%
Voya Financial, Inc.	623,075	28,069,529
Insurance 5.1%
Hanover Insurance Group, Inc. (The)	266,175	26,710,661
Lincoln National Corp.	412,415	15,642,901
Reinsurance Group of America, Inc.	240,550	21,829,912
Total		64,183,474
Total Financials		209,968,086
Health Care 9.9%
Health Care Equipment & Supplies 2.8%
Zimmer Biomet Holdings, Inc.	284,515	35,945,625
Health Care Providers & Services 4.4%
Centene Corp.(a)	381,245	25,257,481
Quest Diagnostics, Inc.	250,485	29,627,366
Total		54,884,847
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc.	386,510	34,066,992
Total Health Care		124,897,464
Industrials 12.5%
Aerospace & Defense 2.8%
L3 Harris Technologies, Inc.	175,528	35,009,060
Building Products 1.9%
Trane Technologies PLC	269,083	24,273,977
Electrical Equipment 3.2%
AMETEK, Inc.	431,580	39,580,202
Machinery 2.2%
Ingersoll Rand, Inc.(a)	1,002,043	28,257,613
Road & Rail 2.4%
Norfolk Southern Corp.	170,370	30,375,267
Total Industrials		157,496,119
Columbia Select Mid Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 11.1%
Communications Equipment 1.8%
Motorola Solutions, Inc.	171,285	23,179,999
Electronic Equipment, Instruments & Components 1.8%
Corning, Inc.	976,475	22,253,865
IT Services 2.5%
CACI International, Inc., Class A(a)	80,250	20,125,095
Square, Inc., Class A(a)	137,975	11,187,013
Total		31,312,108
Semiconductors & Semiconductor Equipment 5.0%
Marvell Technology Group Ltd.	832,100	27,143,102
ON Semiconductor Corp.(a)	695,600	11,470,444
Teradyne, Inc.	355,175	23,803,829
Total		62,417,375
Total Information Technology		139,163,347
Materials 7.0%
Chemicals 5.0%
Eastman Chemical Co.	348,825	23,748,006
FMC Corp.	400,330	39,396,475
Total		63,144,481
Metals & Mining 2.0%
Freeport-McMoRan, Inc.	2,730,870	24,768,991
Total Materials		87,913,472
Real Estate 9.6%
Equity Real Estate Investment Trusts (REITS) 9.6%
Alexandria Real Estate Equities, Inc.	167,000	25,671,240
First Industrial Realty Trust, Inc.	810,375	30,697,005
Gaming and Leisure Properties, Inc.	1,018,175	35,167,764
Welltower, Inc.	586,965	29,741,517
Total		121,277,526
Total Real Estate		121,277,526
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 12.1%
Electric Utilities 4.6%
Edison International	455,865	26,490,315
Pinnacle West Capital Corp.	405,350	31,576,765
Total		58,067,080
Independent Power and Renewable Electricity Producers 2.0%
AES Corp. (The)	1,976,425	24,685,548
Multi-Utilities 5.5%
Ameren Corp.	463,350	34,626,146
CMS Energy Corp.	596,350	34,934,183
Total		69,560,329
Total Utilities		152,312,957
Total Common Stocks (Cost $1,201,192,911)		1,234,647,031

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	13,569,211	13,570,568
Total Money Market Funds (Cost $13,567,285)		13,570,568
Total Investments in Securities (Cost: $1,214,760,196)		1,248,217,599
Other Assets & Liabilities, Net		9,432,803
Net Assets		1,257,650,402

2	Columbia Select Mid Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	20,794,404	84,798,638	(92,025,159)	2,685	13,570,568	(6,440)	43,440	13,569,211
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Mid Cap Value Fund | Quarterly Report 2020	3